Note 6 - Credit Assets, Net of Allowance for Credit Losses (Details Textual) - CAD ($) $ in Thousands	Dec. 01, 2025	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Financial assets		$ 5,066,378
Loans [member]
Statement Line Items [Line Items]
Financial assets		5,066,378	$ 4,236,116
Loans [member] | Repayments for impaired credit assets [member]
Statement Line Items [Line Items]
Repayments for impaired financial assets	$ 31,500
Loans [member] | Financial assets impaired [member]
Statement Line Items [Line Items]
Financial assets		$ 39,200	$ 0